Other income (expense)	12 Months Ended
Dec. 31, 2021
Other Income Expense [Abstract]
Other income (expense)
20.

Other income (expense)
2021 2020
Foreign exchange gains 446 13,891
Government assistance (a) 21,209 37,347
Other (302) 202
Total $ 21,353 $ 51,440
(a)

In response to the negative economic impact of COVID-19, the Government of Canada announced the Canada
Emergency Wage Subsidy program (CEWS). CEWS provides a subsidy on eligible remuneration based on certain criteria. In
2020, the Company qualified for the subsidy for the periods April through December and in 2021, for the periods January through June. There are no unfulfilled conditions and other contingencies attached to this government assistance. Given the current eligibility criteria, Cameco has determined that it will not apply for the CEWS in subsequent application periods.